Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment
Gross book value	$ 37,625,703	$ 36,962,489
Accumulated depreciation	(16,956,352)	(15,582,746)
Net book value	20,669,351	21,379,743
Depreciation expense	1,461,326	1,392,153	1,569,975
Land
Premises and Equipment
Gross book value	3,511,497	3,509,066
Buildings
Premises and Equipment
Gross book value	23,870,070	23,787,412
Equipment and fixtures
Premises and Equipment
Gross book value	10,238,276	9,658,096
Construction in progress
Premises and Equipment
Gross book value	$ 5,860	$ 7,915